INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2021
Income And Expenses [Abstract]
INCOME AND EXPENSES

In thousands of USD	Note	December 31, 2021	December 31, 2020	December 31, 2019
A. Other income
Government grants		—	1,173	2,088
Gain on disposal of fixed assets		—	7	611
Gain from cancellation of leases	6	1,298	1,189	72
Other income		532	340	121
Total other income		1,830	2,709	2,892
B. Other expenses
Impairment of receivable		—	(7)	—
Loss on disposal of fixed assets		—	(6)	(6)
Other charges		—	(7,848)	(7,730)
Total other expenses		—	(7,861)	(7,736)

Government grants recognized in other income in the prior year relate to grants received from Innovate UK, which is part of UK research and innovation, a non-departmental public body which is funded by the UK government (see note 17).

The other charges that were incurred in the prior year relate to fees that do not fall within the normal operating activity of the Group. These expenses relate to underwriter fees for the fund raising that occurred in October 2020.

In thousands of USD	December 31, 2021	December 31, 2020	December 31, 2019
C. Expenses by nature
Depreciation and amortization	(24,337)	(11,071)	(5,340)
Impairment of tangible and intangible assets	(24,514)	(449)	(5,566)
Wages and salaries	(91,231)	(36,422)	(15,963)
Consultancy fees	(14,940)	(2,637)	(975)
Contractors	(6,158)	(1,761)	(2,509)
Rent and property utilities	(8,755)	(5,381)	(3,157)
Legal fees	(3,065)	(6,150)	(709)
Employee share scheme	(2,668)	(10,697)	—
Raw material and consumables	(25,397)	(11,106)	(5,717)
Marketing	(4,141)	(1,922)	(599)
Recruitment fees	(1,277)	(1,357)	(1,620)
Travel expenses, meals, and accommodation	(7,279)	(2,053)	(3,643)
Subscriptions	(13,916)	(5,556)	(2,456)
Insurance fees	(2,414)	(638)	(384)
Fees payable to the Company’s auditors for the current year audit of the Company’s annual accounts	(4,914)	(1,404)	—
Fees payable to the Company’s auditors for the prior year audits of the Company’s annual accounts	(50)	(2,075)	(440)
Fees payable to the Company’s auditors for other services	—	(312)	(172)
Other	(17,569)	(6,221)	(3,939)
Total cost of administrative, research and development and impairment expenses	(252,625)	(107,212)	(53,189)
An amount of USD 5,274,517 (December 31, 2020: USD 3,749,156, December 31, 2019: USD 1,167,586) of depreciation has been capitalized as it formed part of the costs directly attributable to assets under construction. The line item others includes training fees of USD 1,367,682 (2020: USD 349,387 and 2019: USD 254,966), accounting fees of USD 1,482,394 (2020: USD 761,224 and 2019: USD 330,850), freight costs of USD 2,310,486 (2020: USD 798,582 and 2019: USD 393,233), and various other expense categories. The consultancy fees mainly reflect costs for the purchase of outside services which complement our in-house knowledge in further developing our products. In the prior year consultancy fees and raw material and consumables were presented gross and in the current year those line items are presented net of the costs that are eligible for capitalization. The prior year figures have been adjusted accordingly to enhance comparability. In 2021 consultancy fees amounting to USD 29,131,225 were capitalized (2020: USD 10,745,051 and 2019: USD 4,114,715).